Earnings per share/ADS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥) ¥ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
ADS ratio	8	8	8	8
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share - basic	¥ 105,904	$ 15,353	¥ 129,470	¥ 79,741
Dilution effect on earnings arising from share-based awards operated by equity method investees and subsidiaries | ¥	(410)		(300)	(228)
Adjustments for interest expense attributable to convertible unsecured senior notes | ¥	309		235	0
Net income attributable to ordinary shareholders for computing net income per ordinary share - diluted | ¥	¥ 105,803		¥ 129,405	¥ 79,513
Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share - basic (million shares)	18,568	18,568	18,791	20,182
Adjustments for dilutive RSUs and share options (million shares)	200	200	200	177
Adjustments for convertible unsecured senior notes	467	467	327	0
Weighted average number of shares used in calculating net income per ordinary share - diluted (million shares)	19,235	19,235	19,318	20,359
Net income per ordinary share - basic (RMB) | (per share)	¥ 5.7	$ 0.83	¥ 6.89	¥ 3.95
Net income per ordinary share - diluted (RMB) | (per share)	5.5	0.8	6.7	3.91
Earnings per ADS
Net income per ADS - basic (RMB) | (per share)	45.63	6.61	55.12	31.61
Net income per ADS - diluted (RMB) | (per share)	¥ 44	$ 6.38	¥ 53.59	¥ 31.24